OFF-BALANCE SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2013
Off Balance Sheet Risk [Abstract]
Off Balance Sheet Credit Risk [Table Text Block]
A summary of the contract amount of the Company’s exposure to off-balance sheet credit risk as of December 31, 2013 is as follows:

(In thousands)
Financial instruments whose contract amounts represent credit risk:
Undisbursed commitments	$71,882
Letters of credit	1,254